Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 2,861,137	₩ 3,324,910
Acquisition	73,422	106,069
Disposal	(21,910)	(4,307)
Transfer	208,592	295,653
Amortization	(843,378)	(851,449)
Impairment	(82,743)	(9,739)
Changes in consolidation scope	(249)
Ending balance	2,194,871	2,861,137
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,606,606	2,082,432
Amortization	(471,060)	(475,826)
Ending balance	1,135,546	1,606,606
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	587	1,224
Acquisition	69	155
Disposal	(5)	(15)
Transfer	0	40
Amortization	(342)	(817)
Ending balance	309	587
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	46,154	51,792
Acquisition	6,578	4,563
Disposal	(241)	(350)
Transfer	(1)	0
Amortization	(4,962)	(4,530)
Impairment	(27,340)	(5,321)
Changes in consolidation scope	(15)
Ending balance	20,173	46,154
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49	284
Amortization	(22)	(234)
Impairment		(1)
Ending balance	27	49
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,313	14,997
Acquisition	1,477	1,884
Disposal	(3)	(16)
Transfer	618	981
Amortization	(3,091)	(3,533)
Ending balance	13,314	14,313
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	273,150	300,181
Amortization	(27,031)	(27,031)
Ending balance	246,119	273,150
Club memberships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	97,186	91,971
Acquisition	3,700	7,619
Disposal	(20,065)	(2,174)
Transfer	(1,727)	65
Impairment	(476)	(295)
Ending balance	78,618	97,186
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	823,092	782,029
Acquisition	61,598	91,848
Disposal	(1,596)	(1,752)
Transfer	209,702	294,567
Amortization	(336,870)	(339,478)
Impairment	(54,927)	(4,122)
Changes in consolidation scope	(234)
Ending balance	₩ 700,765	₩ 823,092